TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Tax	R$ 1,603,136	R$ 1,449,699
Labor	67,911	73,709
Civil	154,852	135,971
Judicial deposits	1,825,899	1,659,379
Amount of deposits for which replacement has been requested		1,700,000
Recovery of Tax Credits Arising From Law suits		1,200,000
Other operating income lawsuits		393,300
Tax Credits Monetary Update line		R$ 788,700
Inclusion of ICMS in the tax base of PIS and COFINS
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Balance judicial deposits	1,504,984
Lawsuits for the repetition of undue payments awaiting unappealable decision
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Amount of undue payments before proposed action	683,000
Amount of undue payments before proposed action, net of related expenses	R$ 643,000